Patient Service Revenue (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Patient Service Revenue By Payor [Line Items]
Patient Service Revenue by Payor	$ 4,392,227	$ 4,097,674
Medicare ESRD program
Patient Service Revenue By Payor [Line Items]
Patient Service Revenue by Payor	2,131,095	1,926,433
Hospitals
Patient Service Revenue By Payor [Line Items]
Patient Service Revenue by Payor	209,517	201,709
Private
Patient Service Revenue By Payor [Line Items]
Patient Service Revenue by Payor	1,865,556	1,775,378
Medicaid and other government sources
Patient Service Revenue By Payor [Line Items]
Patient Service Revenue by Payor	$ 186,059	$ 194,154